Retained Earnings and Dividends Paid - Summary of Changes in Reserve of Remeasurement (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Other comprehensive income, net of tax, gains (losses) on remeasurements of defined benefit plans [abstract]
Beginning balance	₩ (169,234)	₩ (117,779)
Changes	327,957	(77,828)
Income tax effect	(126,890)	14,971	₩ (40,235)
Transfer to reserve for business expansion	67,011	11,402
Ending balance	₩ 98,844	₩ (169,234)	₩ (117,779)